Lease Agreements - Lease related expenses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Finance lease expense:
Amortization of finance lease assets	$ 1,046
Interest on finance lease liabilities	424
Operating lease expense	8,551
Variable lease expense	612
Short-term lease expense	34
Sublease Income	(744)
Total lease expense	$ 9,923